SCHEDULE OF LEASE COSTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
General and administrative	$ 12
Total lease cost	$ 12
Weighted average remaining lease term (years)	2 years 9 months 18 days
Weighted average discount rate	8.00%
Operating cash flows from leases - payments for operating lease liabilities	$ (27)
Right-of-use assets obtained in exchange for operating lease obligations	145
Research And Development Expenses [Member]
General and administrative	8
Total lease cost	8
General And Administrative Expenses [Member]
General and administrative	4
Total lease cost	$ 4